Accounts Receivable - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade receivables	$ 276,413	$ 219,870	$ 199,869
Less: allowance for credit losses	(3,047)	(2,934)	(907)
Accounts receivable, net	$ 273,366	$ 216,936	$ 198,962